UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sleep, Zakaria & CO Ltd.

Address:  1A, Burnsall Street
          London, SW3 3SR
          United Kingdom

13F File Number: 028-12054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Qais Zakaria
Title:  Director
Phone:  +44 207 101 1960


Signature, Place and Date of Signing:

/s/ Qais Zakaria           London, United Kingdom           February 9, 2011
-------------------     ---------------------------      -----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total: $593,243
                                       (thousands)


List of Other Included Managers:

No.      Form 13F                                           File Number

1        The Nomad Investment Partnership L.P.              28-12449



                                                   FORM 13F INFORMATION TABLE



COLUMN 1                     COLUMN  2   COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6         COLUMN 7         COLUMN 8

                             TITLE                   VALUE     SHRS OR  SH/ PUT/  INVESTMENT       OTHER        VOTING AUTHORITY
NAME OF ISSUER               OF CLASS    CUSIP       (X$1000)  PRN AMT  PRN CALL  DISCRETION       MANAGERS   SOLE   SHARED    NONE
--------------               --------    -----       --------  -------  --- ----  ----------       --------   ----   ------    ----
AMAZON COM INC               COM         023135106   351900    1955000  SH        SHARED-DEFINED   1          0      1955000   0
BERKSHIRE HATHAWAY INC DEL   CL A        084670108    54203        450  SH        SHARED-DEFINED   1          0          450   0
BROOKFIELD HOMES CORP        COM         112723101     6251     665000  SH        SHARED-DEFINED   1          0       665000   0
CB RICHARD ELLIS GROUP INC   CL A        12497T101     8909     435000  SH        SHARED-DEFINED   1          0       435000   0
COSTCO WHSL CORP NEW         COM         22160K105    71488     990000  SH        SHARED-DEFINED   1          0       990000   0
LIBERTY GLOBAL INC           COM SER A   530555101    53070    1500000  SH        SHARED-DEFINED   1          0      1500000   0
M D C HLDGS INC              COM         552676108    17694     615000  SH        SHARED-DEFINED   1          0       615000   0
MOHAWK INDS INC              COM         608190104    23839     420000  SH        SHARED-DEFINED   1          0       420000   0
U S G CORP                   COM NEW     903293405     5891     350000  SH        SHARED-DEFINED   1          0       350000   0





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